HEARTLAND MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (99.7%)
Banks (1.9%)
PNC Financial Services Group, Inc.	14,459	$2,672,746
Texas Capital Bancshares, Inc.(a)	142,263	10,166,114
		12,838,860
Building Products (1.7%)
A.O. Smith Corp.	101,706	9,136,250
Hayward Holdings, Inc.(a)	156,971	2,407,935
		11,544,185
Capital Markets (2.0%)
Northern Trust Corp.	150,467	13,546,544

Chemicals (3.9%)
FMC Corp.	153,908	10,148,693
PPG Industries, Inc.	120,036	15,899,969
		26,048,662
Containers & Packaging (5.6%)
Ball Corp.	262,270	17,810,756
International Paper Co.	135,958	6,641,548
Packaging Corp. of America	58,653	12,633,856
		37,086,160
Diversified Consumer Services (1.1%)
Grand Canyon Education, Inc.(a)	50,150	7,113,778

Electric Utilities (5.3%)
Constellation Energy Corp.	21,169	5,504,363
Exelon Corp.	266,539	10,808,156
FirstEnergy Corp.	423,656	18,789,144
		35,101,663
Electronic Equipment, Instruments & Components (4.8%)
TE Connectivity Ltd.	29,936	4,520,037
Teledyne Technologies, Inc.(a)	61,779	27,038,197
		31,558,234
Energy Equipment & Services (2.7%)
NOV, Inc.	1,104,584	17,640,207

Financial Services (2.3%)
Fidelity National Information Services, Inc.	181,779	15,223,991

Food Products (5.0%)
Cal-Maine Foods, Inc.	74,249	5,556,795
Hershey Co.	82,113	15,747,631
Ingredion, Inc.	85,315	11,724,841
		33,029,267

	SHARES	VALUE
Ground Transportation (4.9%)
JB Hunt Transport Services, Inc.	91,780	$15,816,448
Knight-Swift Transportation Holdings, Inc.	308,553	16,646,434
		32,462,882
Health Care Equipment & Supplies (4.8%)
Becton Dickinson & Co.	59,598	14,369,078
DENTSPLY SIRONA, Inc.	147,902	4,002,228
Smith & Nephew PLC (ADR)(f)	428,800	13,352,832
		31,724,138
Health Care Providers & Services (7.5%)
Centene Corp.(a)	379,166	28,543,616
Quest Diagnostics, Inc.	135,759	21,076,585
		49,620,201
Hotels, Restaurants & Leisure (1.7%)
Vail Resorts, Inc.	65,158	11,356,388

Household Durables (1.3%)
Mohawk Industries, Inc.(a)	52,412	8,421,560

Household Products (2.7%)
Kimberly-Clark Corp.	124,715	17,744,450

Insurance (7.4%)
First American Financial Corp.	267,636	17,666,652
Old Republic International Corp.	192,200	6,807,724
W R Berkley Corp.	262,828	14,910,233
Willis Towers Watson PLC	32,641	9,613,754
		48,998,363
Machinery (3.8%)
Donaldson Co., Inc.	177,836	13,106,513
Lincoln Electric Holdings, Inc.	26,904	5,166,106
Middleby Corp.(a)	49,280	6,856,327
		25,128,946
Marine Transportation (1.3%)
Kirby Corp.(a)	68,898	8,435,182

Multi-Utilities (1.7%)
WEC Energy Group, Inc.	116,892	11,242,673

Oil, Gas & Consumable Fuels (5.1%)
Coterra Energy, Inc.	623,990	14,944,560
EOG Resources, Inc.	80,559	9,903,118
Valero Energy Corp.	68,124	9,198,784
		34,046,462
Pharmaceuticals (2.4%)
Perrigo Co. PLC	596,099	15,635,677

Professional Services (4.3%)
Leidos Holdings, Inc.	111,250	18,133,750
Robert Half International, Inc.	158,002	10,650,915
		28,784,665

	SHARES	VALUE
Residential REITs (4.4%)
Camden Property Trust	84,426	$10,429,144
Essex Property Trust, Inc.	62,925	18,589,303
		29,018,447
Semiconductors & Semiconductor Equipment (2.7%)
Micron Technology, Inc.	16,012	1,660,605
ON Semiconductor Corp.(a)	93,935	6,820,620
Qorvo, Inc.(a)	92,908	9,597,396
		18,078,621
Specialized REITs (4.2%)
Public Storage	77,199	28,090,400

Specialty Retail (1.4%)
CarMax, Inc.(a)	119,311	9,232,285

Trading Companies & Distributors (1.8%)
Watsco, Inc.	24,097	11,852,832

TOTAL COMMON STOCKS
(Cost $561,952,743)		$660,605,723

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.3%)
Time Deposits (0.3%)
JPM Chase (New York)(b)	4.18%	$2,160,598	$2,160,598

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,160,598)			$2,160,598

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (2.0%)
Registered Investment Companies (2.0%)
Invesco Treasury Portfolio Short-Term Investments Trust, Institutional Class(g)	4.78%	$13,488,797	$13,488,797

TOTAL INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
(Cost $13,488,797)			$13,488,797

TOTAL INVESTMENTS - (102.0%)
(Cost $577,602,138)			$676,255,118
OTHER ASSETS AND LIABILITIES, NET (-2.0%)			(13,651,697)
TOTAL NET ASSETS - (100.0%)			$662,603,421

VALUE PLUS FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (100.1%)
Aerospace & Defense (0.5%)
Park Aerospace Corp.	125,000	$1,628,750

Automobiles (0.4%)
Thor Industries, Inc.	10,000	1,098,900

Banks (17.6%)
FB Financial Corp.	300,000	14,079,000
Glacier Bancorp, Inc.	315,000	14,395,500
Seacoast Banking Corp. of Florida	535,000	14,257,750
Texas Capital Bancshares, Inc.(a)	140,000	10,004,400
		52,736,650
Building Products (2.2%)
Hayward Holdings, Inc.(a)	425,000	6,519,500

Capital Markets (5.7%)
Artisan Partners Asset Management, Inc. (Class A)	175,000	7,581,000
Stifel Financial Corp.	100,000	9,390,000
		16,971,000
Chemicals (1.7%)
Sensient Technologies Corp.	65,000	5,214,300

Commercial Services & Supplies (2.1%)
Brady Corp. (Class A)	80,000	6,130,400

Construction & Engineering (2.7%)
Granite Construction, Inc.	100,000	7,928,000

Containers & Packaging (1.0%)
Sealed Air Corp.	85,000	3,085,500

Electronic Equipment, Instruments & Components (3.4%)
CTS Corp.	210,000	10,159,800

Energy Equipment & Services (3.0%)
ChampionX Corp.	175,000	5,276,250
NOV, Inc.	225,000	3,593,250
		8,869,500
Financial Services (1.9%)
MGIC Investment Corp.	225,000	5,760,000

Food Products (1.5%)
Lamb Weston Holdings, Inc.	70,000	4,531,800

Gas Utilities (2.0%)
New Jersey Resources Corp.	62,500	2,950,000
ONE Gas, Inc.	40,000	2,976,800
		5,926,800

	SHARES	VALUE
Ground Transportation (1.4%)
Knight-Swift Transportation Holdings, Inc.	80,000	$4,316,000

Health Care Equipment & Supplies (3.7%)
Haemonetics Corp.(a)	85,000	6,832,300
Teleflex, Inc.	17,500	4,328,100
		11,160,400
Health Care Providers & Services (0.4%)
AMN Healthcare Services, Inc.(a)	30,000	1,271,700

Health Care Technology (2.1%)
HealthStream, Inc.	215,000	6,200,600

Household Durables (6.2%)
Mohawk Industries, Inc.(a)	115,000	18,478,200

Insurance (3.2%)
The Hanover Insurance Group, Inc.	65,000	9,627,150

Leisure Products (2.1%)
Acushnet Holdings Corp.	100,000	6,375,000

Life Sciences Tools & Services (1.5%)
Charles River Laboratories International, Inc.(a)	22,500	4,431,825

Machinery (6.9%)
Enerpac Tool Group Corp. (Class A)	125,000	5,236,250
Gates Industrial Corp. PLC(a)	125,000	2,193,750
Kennametal, Inc.	275,000	7,130,750
Lindsay Corp	50,000	6,232,000
		20,792,750
Metals & Mining (3.2%)
Materion Corp.	85,000	9,508,100

Multi-Utilities (1.0%)
Northwestern Energy Group, Inc.	52,500	3,004,050

Oil, Gas & Consumable Fuels (2.8%)
Murphy Oil Corp.	250,000	8,435,000

Professional Services (2.0%)
Science Applications International Corp.	42,500	5,918,975

Residential REITs (3.5%)
Camden Property Trust	85,000	10,500,050

	SHARES	VALUE
Semiconductors & Semiconductor Equipment (3.8%)
Semtech Corp.(a)	150,000	$6,849,000
Silicon Motion Technology Corp. (ADR)	75,000	4,555,500
		11,404,500
Specialized REITs (7.9%)
Lamar Advertising Co. (Class A)	70,000	9,352,000
PotlatchDeltic Corp.	320,000	14,416,000
		23,768,000
Textiles, Apparel & Luxury Goods (2.7%)
Skechers USA, Inc. (Class A)(a)	75,000	5,019,000
VF Corp.	150,000	2,992,500
		8,011,500
TOTAL COMMON STOCKS
(Cost $257,114,875)		$299,764,700

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.1%)
Time Deposits (0.1%)
JPM Chase (New York)(b)	4.18%	$429,303	$429,303

TOTAL SHORT-TERM INVESTMENTS
(Cost $429,303)			$429,303

TOTAL INVESTMENTS - (100.2%)
(Cost $257,544,178)			$300,194,003
OTHER ASSETS AND LIABILITIES, NET - (-0.2%)			(644,154)
TOTAL NET ASSETS - (100.0%)			$299,549,849

VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (99.0%)
Aerospace & Defense (0.9%)
Hexcel Corp.	110,000	$6,801,300

Automobile Components (0.9%)
Linamar Corp. (CAD)(d)	140,000	6,531,850

Automobiles (0.7%)
Thor Industries, Inc.	50,000	5,494,500

Banks (16.0%)
Associated Banc-Corp	400,000	8,616,000
Canadian Western Bank (CAD)(d)	600,000	23,881,105
Capital City Bank Group, Inc.	550,000	19,409,500
Community Trust Bancorp, Inc.	150,000	7,449,000
First Internet Bancorp	200,000	6,852,000
Glacier Bancorp, Inc.	200,000	9,140,000
Heritage Financial Corp.	275,000	5,986,750
MidWestOne Financial Group, Inc.	100,000	2,853,000
Seacoast Banking Corp. of Florida	300,000	7,995,000
Texas Capital Bancshares, Inc.(a)	275,000	19,651,500
TriCo Bancshares	250,000	10,662,500
		122,496,355
Beverages (2.1%)
Primo Water Corp.	650,000	16,412,500

Chemicals (1.4%)
FMC Corp.	70,000	4,615,800
Orion SA	350,000	6,233,500
		10,849,300
Commercial Services & Supplies (1.7%)
Healthcare Services Group, Inc.(a)	650,000	7,260,500
Perma-Fix Environmental Services, Inc.(a)	500,000	6,135,000
		13,395,500
Communications Equipment (0.9%)
AudioCodes, Ltd.	700,000	6,811,000

Construction & Engineering (3.4%)
Northwest Pipe Co.(a)	325,000	14,667,250
Primoris Services Corp.	200,000	11,616,000
		26,283,250
Construction Materials (0.7%)
Knife River Corp.(a)	60,000	5,363,400

	SHARES	VALUE
Consumer Finance (1.3%)
Ezcorp, Inc. (Class A)(a)	900,000	$10,089,000

Containers & Packaging (1.2%)
Sealed Air Corp.	250,000	9,075,000

Diversified Consumer Services (3.4%)
Carriage Services, Inc.	275,000	9,028,250
Lincoln Educational Services Corp.(a)	1,397,158	16,682,066
		25,710,316
Diversified REITs (1.8%)
Alexander & Baldwin, Inc.	250,000	4,800,000
Alpine Income Property Trust, Inc.	500,000	9,100,000
		13,900,000
Electrical Equipment (1.5%)
Sensata Technologies Holding PLC	150,000	5,379,000
Thermon Group Holdings, Inc.(a)	200,000	5,968,000
		11,347,000
Electronic Equipment, Instruments & Components (0.5%)
Benchmark Electronics, Inc.	91,227	4,043,181

Energy Equipment & Services (1.6%)
NOV, Inc.	500,000	7,985,000
Seadrill, Ltd.(a)	100,000	3,974,000
		11,959,000
Entertainment (0.3%)
Marcus Corp. (Class A)	150,000	2,260,500

Financial Services (7.9%)
Cantaloupe, Inc.(a)	700,000	5,180,000
Cass Information Systems, Inc.	250,682	10,398,289
EVERTEC, Inc.	110,000	3,727,900
I3 Verticals, Inc. (Class A)(a)	700,000	14,917,000
MGIC Investment Corp.	500,000	12,800,000
Radian Group, Inc.	400,000	13,876,000
		60,899,189
Food Products (1.3%)
Mama's Creations, Inc.(a)	400,000	2,920,000
Seaboard Corp.	1,200	3,764,400
SunOpta, Inc.(a)	500,000	3,190,000
		9,874,400
Gas Utilities (2.1%)
National Fuel Gas Co.	100,000	6,061,000
UGI Corp.	400,000	10,008,000
		16,069,000
Ground Transportation (0.3%)
Marten Transport, Ltd.	150,000	2,655,000

Health Care Equipment & Supplies (3.1%)
Accuray, Inc.(a)	1,700,000	3,060,000
DENTSPLY SIRONA, Inc.	400,000	10,824,000
Haemonetics Corp.(a)	50,000	4,019,000
Integer Holdings Corp.(a)	45,000	5,850,000
		23,753,000

	SHARES	VALUE
Health Care Providers & Services (1.9%)
AMN Healthcare Services, Inc.(a)	85,000	$3,603,150
InfuSystem Holdings, Inc.(a)	500,000	3,350,000
Patterson Cos., Inc.	350,000	7,644,000
		14,597,150
Hotels, Restaurants & Leisure (0.8%)
Potbelly Corp.(a)	700,000	5,838,000

Household Durables (4.1%)
Century Communities, Inc.	150,000	15,447,000
Mohawk Industries, Inc.(a)	100,000	16,068,000
		31,515,000
Industrial REITs (0.6%)
Plymouth Industrial REIT, Inc.	200,000	4,520,000

Insurance (3.9%)
International General Insurance Holdings, Ltd.	500,000	9,500,000
Old Republic International Corp.	125,000	4,427,500
Stewart Information Services Corp.	125,000	9,342,500
Tiptree, Inc.	325,000	6,360,250
		29,630,250
Life Sciences Tools & Services (0.4%)
Harvard Bioscience, Inc.(a)	1,200,000	3,228,000

Machinery (3.6%)
Astec Industries, Inc.	125,000	3,992,500
Chart Industries, Inc.(a)	125,000	15,517,500
Flowserve Corp.	50,000	2,584,500
Gates Industrial Corp. PLC(a)	200,000	3,510,000
Twin Disc, Inc.	189,464	2,366,405
		27,970,905
Metals & Mining (4.1%)
Algoma Steel Group, Inc.	100,000	1,023,000
Centerra Gold, Inc.	1,800,000	12,888,000
Major Drilling Group International, Inc. (CAD)(a)(d)	1,000,000	6,188,769
New Gold, Inc.(a)	4,000,000	11,520,000
		31,619,769
Oil, Gas & Consumable Fuels (5.2%)
Centrus Energy Corp. (Class A)(a)	125,000	6,856,250
Delek US Holdings, Inc.	350,000	6,562,500
Hallador Energy Co.(a)	600,000	5,658,000
Magnolia Oil & Gas Corp. (Class A)	300,000	7,326,000
Viper Energy, Inc.	300,000	13,533,000
		39,935,750
Passenger Airlines (1.0%)
Alaska Air Group, Inc.(a)	175,000	7,911,750

Pharmaceuticals (1.4%)
Perrigo Co. PLC	400,000	10,492,000

	SHARES	VALUE
Professional Services (3.5%)
Barrett Business Services, Inc.	475,000	$17,817,250
Hudson Global, Inc.(a)(e)	245,845	3,938,437
Science Applications International Corp.	35,000	4,874,450
		26,630,137
Real Estate Management & Development (1.5%)
Forestar Group, Inc.(a)	350,000	11,329,500

Residential REITs (2.6%)
BSR Real Estate Investment Trust (CAD)(d)	1,200,000	16,805,057
UMH Properties, Inc.	150,000	2,950,500
		19,755,557
Semiconductors & Semiconductor Equipment (2.8%)
Photronics, Inc.(a)	250,000	6,190,000
Silicon Motion Technology Corp. (ADR)	250,000	15,185,000
		21,375,000
Specialized REITs (3.5%)
National Storage Affiliates Trust	400,000	19,280,000
PotlatchDeltic Corp.	175,000	7,883,750
		27,163,750
Specialty Retail (0.6%)
Academy Sports & Outdoors, Inc.	50,000	2,918,000
Wayfair, Inc. (Class A)(a)	35,000	1,966,300
		4,884,300
Textiles, Apparel & Luxury Goods (0.5%)
Skechers USA, Inc. (Class A)(a)	57,500	3,847,900

Trading Companies & Distributors (1.2%)
Custom Truck One Source, Inc.(a)	950,000	3,277,500
DNOW, Inc.(a)	475,000	6,141,750
		9,419,250
Water Utilities (0.8%)
Pure Cycle Corp.(a)	533,769	5,748,692

TOTAL COMMON STOCKS
(Cost $546,909,262)		$759,486,201

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (1.2%)
Time Deposits (1.2%)
JPM Chase (New York)(b)	4.18%	$8,980,916	$8,980,916

TOTAL SHORT-TERM INVESTMENTS
(Cost $8,980,916)			$8,980,916

INTEREST RATE	PAR AMOUNT	VALUE
TOTAL INVESTMENTS - (100.2%)
(Cost $555,890,178)		$768,467,117
OTHER ASSETS AND LIABILITIES, NET - (-0.2%)		(1,711,351)
TOTAL NET ASSETS - (100.0%)		$766,755,766

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of September 30, 2024.
(c)	Less than 0.005%.
(d)	Traded in a foreign country.
(e)	Affiliated company. See Note 6 in Notes to Schedules of Investments.
(f)

Loaned security; a portion or all of the security was on loan at September 30, 2024. The total value of securities on loan at September 30, 2024 was $13,208,791. See Note 5 in Notes to Schedules of Investments.

(g)

The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 5 to Schedules of Investments. The rate listed is the 7-day yield as of September 30, 2024.

Common Abbreviations:
ADR	American Depositary Receipt.
Ltd.	Limited.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

Currency Abbreviations:
CAD	Canadian Dollar

Percentages are stated as a percent of net assets.

Sector and Industry classifications are sourced from GICS®, The Global Industry Classification Standard (GICS®) is the exclusive intellectual property of MSCI Inc. (“MSCI”) and S&P Global Market Intelligence ("S&P"). Neither MSCI, S&P, their affiliates, nor any of their third party providers (“GICS Parties”) makes any representations or warranties, express or implied, with respect to GICS or the results to be obtained by the use thereof, and expressly disclaims all warranties, including warranties of accuracy, completeness, merchantability and fitness for a particular purpose. The GICS Parties shall not have any liability for any direct, indirect, special, punitive, consequential, or any other damages (including lost profits) even if notified of such damages.

Notes to schedules of investments

September 30, 2024 (Unaudited)

(1)	ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The capital shares of the Mid Cap Value Fund, Value Plus Fund, and Value Fund (each a “Fund” and collectively, the “Funds”), each of which is a diversified fund, are issued by the Corporation. Each Fund has 150,000,000 shares authorized with a par value of $.001 per share and offers Investor Class and Institutional Class shares. Heartland Advisors, Inc. (the “Advisor”) serves as investment advisor to the Corporation.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments. Each Fund is considered an investment company for financial reporting purposes under Generally Accepted Accounting Principles (“GAAP”). The Funds have applied the guidance of Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 (“ASC 946”).

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, closing price on the composite market. Lacking any trades, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”) or using methods determined by Heartland Advisors, Inc. (the “Advisor”) as the valuation designee of the Board of Directors of the Corporation (the “Board”) in accordance with policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 under GAAP. Debt securities purchased with maturities of 60 days or less are generally valued at acquisition cost, which approximates fair value, plus or minus any amortization or accretion, if applicable. Securities and other assets for which quotations are not readily available, are deemed unreliable, or have facts and circumstances that indicate otherwise, are valued at their fair value using methods determined by the Advisor as valuation designee, subject to oversight of the Board. The Advisor may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures approved by the Board in accordance with Rule 2a-5 and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Certain dividends from foreign securities will be recorded as soon as the Corporation is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

(d)	The Funds may invest a portion of their assets in Real Estate Investment Trusts (“REITs”) and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs may not be eligible for treatment as qualified dividend income. As the final character of the distributions may not be known until reported by the REITs on their 1099s, the Funds may utilize an estimate for the current year character of distributions.

(e)	As of September 30, 2024, the Funds were not invested in any illiquid securities as defined pursuant to the Corporation's Liquidity Risk Management Program (the "LRMP").

(f)	Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the “Act”), such as securities issued pursuant to the resale limitations provided under Rule 144A or Regulation S under the Act, may be considered to be liquid under the LRMP. As of September 30, 2024, the Funds did not hold any restricted securities.

(g)	The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement date on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the respective Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at the period end, resulting from changes in the exchange rate. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign securities usually are generally denominated and traded in foreign currencies, while the Funds value assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Funds’ non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

(h)	The accompanying Schedules of Investments were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(3)	FAIR VALUE MEASUREMENTS

The Funds follow GAAP, under which various inputs are used in determining the value of the Funds’ investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.

●	Level 2 - Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets, or inputs other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes portfolio securities and other financial instruments lacking any sales referenced in Note 2.

●	Level 3 - Significant unobservable prices or inputs (includes the Advisor’s own assumptions, as the Board's valuation designee, in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2024:

MID CAP VALUE FUND
INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$660,605,723	$–	$–	$660,605,723
Short-Term Investments	2,160,598	–	–	2,160,598
Investments Purchased With Cash Collateral From Securities Loaned	13,488,797	–	–	13,488,797
Total	$676,255,118	$–	$–	$676,255,118

VALUE PLUS FUND
INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$299,764,700	$–	$–	$299,764,700
Short-Term Investments	429,303	–	–	429,303
Total	$300,194,003	$–	$–	$300,194,003

VALUE FUND
INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$759,486,201	$–	$–	$759,486,201
Short-Term Investments	8,980,916	–	–	8,980,916
Total	$768,467,117	$–	$–	$768,467,117

(a)	For detailed industry descriptions and securities identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments.

(b)	The Funds measure Level 3 activity as of the beginning and end of the financial period. For the nine-month period ended September 30, 2024, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(4)	DERIVATIVE INSTRUMENTS

GAAP requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance, and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options and options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return, or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment. Each Fund currently qualifies as a "limited derivatives user" under Rule 18f-4 of the 1940 Act and limits its derivatives exposure to 10% of its net assets.

Options can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates, and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

OPTIONS CONTRACTS

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Each Fund may also purchase put options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A Fund may enter into closing transactions with respect to such options by writing an option identical to the one it has purchased (for exchange-listed options) or by entering into an offsetting transaction with the counterparty to such option (for OTC options). A Fund may also exercise such options or allow them to expire. The Funds were not invested in options during the nine-month period ended September 30, 2024.

(5)	SECURITIES LENDING

The Funds have entered into an agreement with Brown Brothers Harriman & Co. (the “Lending Agent”), dated November 30, 2011, as amended, (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash collateral in an amount equal to not less than 102% of the value of loaned securities. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them. The agreement provides the right in the event of default for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a counterparty’s bankruptcy or insolvency. Under the agreement, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral. As of September 30, 2024, only the Mid Cap Value Fund had securities on loan.

The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Funds as of September 30, 2024:

	remaining contractual maturity of the lending agreement
MID CAP VALUE FUND	OVERNIGHT & CONTINUOUS	UP TO 30 DAYS	30-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Securities Lending Transactions Common Stocks (counterparty, Barclays Capital, Inc.)	$796,672	$–	$–	$–	$796,672
Securities Lending Transactions Common Stocks (counterparty, Citigroup Global Markets, Inc.)	4,566,767	–	–	–	4,566,767
Securities Lending Transactions Common Stocks (counterparty, Mizuho Securities USA LLC)	7,845,352	–	–	–	7,845,352
Total Loans	$13,208,791	$–	$–	$–	$13,208,791
Gross amount of recognized liabilities for securities lending (collateral received)					$13,488,797
Amounts due to counterparty					$280,006

(6)	TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the 1940 Act) with the Value Fund; that is, the Fund held 5% or more of their outstanding voting securities during the nine-month period ended September 30, 2024. The Mid Cap Value and Value Plus Funds had no transactions with affiliates during the same period.

SECURITY NAME	FAIR VALUE AS OF DECEMBER 31, 2023	PURCHASES	SALES	FAIR VALUE AS OF SEPTEMBER 30, 2024	SHARE BALANCE AS OF SEPTEMBER 30, 2024	DIVIDENDS	CHANGE IN UNREALIZED GAIN/(LOSS)	REALIZED GAIN/(LOSS)
Hudson Global, Inc.	$3,914,323	$–	$(126,854)	$3,938,437	245,845	$–	$360,317	$(209,349)

INVESTMENTS NO LONGER AFFILIATED AS OF SEPTEMBER 30, 2024
Lincoln Educational Services Corp.	16,064,000	–	(2,598,156)	16,682,066	1,397,158	–	1,748,671	1,467,551
Grand Total	$19,978,323	$–	$(2,725,010)	$20,620,503	1,643,003	$–	$2,108,988	$1,258,202